Income Taxes (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2010 Parent Company [Member] JPY (¥)	Mar. 31, 2009 Parent Company [Member] JPY (¥)	Mar. 31, 2011 Parent Company [Member] USD ($)	Mar. 31, 2011 Parent Company [Member] JPY (¥)	Mar. 31, 2010 U.S And European Subsidiaries [Member] JPY (¥)	Mar. 31, 2009 U.S And European Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 U.S And European Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 U.S And European Subsidiaries [Member] USD ($)	Mar. 31, 2010 Japan Subsidiaries [Member] JPY (¥)	Mar. 31, 2009 Japan Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 Japan Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 Japan Subsidiaries [Member] USD ($)	Mar. 31, 2011 U.S. Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 U.S. Subsidiaries [Member] USD ($)	Mar. 31, 2011 Foreign Subsidiaries [Member] USD ($)	Mar. 31, 2011 Foreign Subsidiaries [Member] JPY (¥)
Income tax benefit recognized from net operating losses	$ 56	¥ 4,645	¥ 10,374	¥ 69,205
Domestic effective statutory tax rate	41.00%	41.00%
Net deferred tax assets included in Other assets	2,923	241,911	308,679
Net deferred tax liabilities included in Other liabilities	147	12,180	15,667
Valuation allowance, Deferred tax asset, Net change during the year	(478)	(39,588)	7,648	167,272					(3,332)	20,182			8,313	121,273			2,667	25,817					29	2,440
Deferred income tax on undistributed earnings of foreign subsidiaries	53	4,409	5,258
Effect of utilized loss carryforwards											(405)	(33,523)							(3,408)	(41)	(2,657)	(32)
Net operating loss carryforwards, for income tax	3,837	317,519	351,101												1,124,673	13,590
Net operating loss carry forwards, for income tax realized	6,004	496,892			3,506	290,153	4,080	337,628
Unrecognized tax benefits				¥ 0